Investments - Investment Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net Investment Income [Line Items]
Investment Income	$ 13,869	$ 9,042	$ 35,565	$ 24,823
Investment expense	(106)	(564)	(1,135)	(2,492)
Repurchase agreements interest expense	(66)	(39)	(198)	(238)
Net investment income	13,697	8,439	34,232	22,093
Cash and short term investments
Net Investment Income [Line Items]
Investment Income	11	6	28	11
Fixed maturities
Net Investment Income [Line Items]
Investment Income	13,858	9,036	35,537	24,751
Reverse Repurchase Agreements
Net Investment Income [Line Items]
Investment Income	0	0	0	61
NGHC, excluding Reciprocal Exchanges
Net Investment Income [Line Items]
Net investment income	13,697	8,439	34,232	22,093
Reciprocal Exchanges
Net Investment Income [Line Items]
Net investment income	$ 0	$ 0	$ 0	$ 0